SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2013
Segment Reporting [Abstract]
SEGMENT INFORMATION
NOTE 4	SEGMENT INFORMATION

The Company’s reportable segments are based upon the Company’s management structure that is focused on the geographic region for the Company’s operations. Geographic regions include North America, South America, Australia/New Zealand, Indonesia, Africa and Corporate and Other. Segment results for all years have been retrospectively revised to reflect a change in our reportable segments to align with a change in the chief operating decision makers’ evaluation of the organization, effective in the first quarter of 2014. The Nevada operations have been revised to reflect Carlin, Phoenix and Twin Creeks segments and Other segments. Australia/New Zealand operations have been revised to reflect Tanami, Jundee, Waihi and Kalgoorlie segments. The Conga development project will be reported in the Other South America segment. The Nimba and Merian development projects, historically reported in Other Africa and Other South America, respectively, will be reported in Corporate and Other. Earnings from operations do not reflect general corporate expenses, interest (except project-specific interest) or income and mining taxes (except for equity investments). Intercompany revenue and expense amounts have been eliminated within each segment in order to report on the basis that management uses internally for evaluating segment performance. The financial information relating to the Company’s segments is as follows:

	Sales	Costs Applicable to Sales	Amortization	Advanced Projects and Exploration	Pre-Tax Income (Loss)(1)	Total Assets	Capital Expenditures(2)
Year Ended December 31, 2013
Carlin	$1,390	$767	$142	$34	$440	$2,424	$237
Phoenix
Gold	295	164	32
Copper	92	52	11

Total Phoenix	387	216	43	10	101	1,022	120
Twin Creeks	728	273	80	7	364	847	67
La Herradura	258	177	34	42	5	434	102
Other North America	—	—	—	42	(2,131)	1,541	27

North America	2,763	1,433	299	135	(1,221)	6,268	553

Yanacocha	1,458	684	333	41	292	2,797	176
Other South America	—	—	1	34	(32)	1,731	190

South America	1,458	684	334	75	260	4,528	366

Boddington:
Gold	1,038	805	165
Copper	211	195	37

Total Boddington	1,249	1,000	202	1	(2,056)	2,209	113

Tanami	449	270	81	11	(33)	518	93
Jundee	398	206	80	7	106	140	45
Waihi	157	103	31	5	15	127	11
Kalgoorlie	460	342	23	3	96	375	19
Other Australia/New Zealand	—	—	14	13	(39)	136	5

Australia/New Zealand	2,713	1,921	431	40	(1,911)	3,505	286

Batu Hijau
Gold	57	107	22
Copper	466	815	163

Total Batu Hijau	523	922	185	14	(658)	3,424	105

Other Indonesia	—	—	—	—	2	3	—

Indonesia	523	922	185	14	(656)	3,427	105

Ahafo	793	307	78	51	344	1,628	169
Akyem	164	32	13	8	105	1,260	236
Other Africa	—	—	—	9	(14)	1	—

Africa	957	339	91	68	435	2,889	405

Corporate and Other	—	—	22	137	(513)	3,990	84

Consolidated	$8,414	$5,299	$1,362	$469	$(3,606)	$24,607	$1,799

(1)	Includes write-downs of property plant and mine development of $2,082 for Long Canyon in Nevada and $2,107 for Boddington in Australia.
(2)	Accrual basis includes an increase in accrued capital expenditures of $101; consolidated capital expenditures on a cash basis were $1,900.

	Sales	Costs Applicable to Sales	Amortization	Advanced Projects and Exploration	Pre-Tax Income	Total Assets	Capital Expenditures(1)
Year Ended December 31, 2012
Carlin	$1,828	$767	$137	$47	$845	$2,236	$336
Phoenix
Gold	305	111	22
Copper	96	60	9

Total Phoenix	401	171	31	21	179	908	139
Twin Creeks	718	256	61	30	392	805	131
La Herradura	354	132	21	41	157	438	89
Other North America	—	—	1	40	(44)	3,615	71

North America	3,301	1,326	251	179	1,529	8,002	766

Yanacocha	2,202	669	254	59	1,100	2,921	510
Other South America	—	—	—	72	(91)	1,650	601

South America	2,202	669	254	131	1,009	4,571	1,111

Boddington
Gold	1,184	623	159
Copper	224	150	34

Total Boddington	1,408	773	193	8	407	4,629	141

Tanami	302	250	50	28	(24)	632	179
Jundee	537	172	50	20	292	202	58
Waihi	104	97	23	12	(33)	160	19
Kalgoorlie	569	277	18	5	255	447	21
Other Australia/New Zealand	—	—	5	19	86	235	19

Australia/New Zealand	2,920	1,569	339	92	983	6,305	437

Batu Hijau
Gold	106	71	12
Copper	561	385	76

Total Batu Hijau	667	456	88	32	8	3,777	148

Other Indonesia	—	—	—	—	3	4	—

Indonesia	667	456	88	32	11	3,781	148

Ahafo	874	314	75	53	435	1,436	228
Akyem	—	—	—	19	(20)	981	388
Other Africa	—	—	—	10	10	11	—

Africa	874	314	75	82	425	2,428	616

Corporate and Other	—	—	25	188	(843)	4,486	74

Consolidated	$9,964	$4,334	$1,032	$704	$3,114	$29,573	$3,152

(2)	Accrual basis includes an increase in accrued capital expenditures of $58; consolidated capital expenditures on a cash basis were $3,210.

	Sales	Costs Applicable to Sales	Amortization	Advanced Projects and Exploration	Pre-Tax Income(1)	Total Assets	Capital Expenditures(2)
Year Ended December 31, 2011
Carlin	$1,488	$715	$149	$41	$565	$1,665	$268
Phoenix
Gold	363	100	27
Copper	83	44	8

Total Phoenix	446	144	35	16	239	799	110
Twin Creeks	849	263	93	46	438	1,008	89
La Herradura	331	110	20	18	190	329	81
Other North America	—	—	—	32	13	3,545	92

North America	3,114	1,232	297	153	1,445	7,346	640

Yanacocha	2,003	711	234	39	988	2,696	360
Other South America	—	—	—	39	(42)	1,101	739

South America	2,003	711	234	78	946	3,797	1,099

Boddington
Gold	1,056	470	122
Copper	210	118	28

Total Boddington	1,266	588	150	11	506	4,586	217

Tanami	346	205	40	15	81	484	144
Jundee	530	140	56	18	310	178	53
Waihi	149	101	22	15	15	169	32
Kalgoorlie	588	235	17	3	324	423	65
Other Australia/New Zealand	—	—	3	18	(69)	168	18

Australia/New Zealand	2,879	1,269	288	80	1,167	6,008	529

Batu Hijau
Gold	524	164	35
Copper	1,052	332	71

Total Batu Hijau	1,576	496	106	8	890	3,582	196

Other Indonesia	—	—	—	—	3	3	—

Indonesia	1,576	496	106	8	893	3,585	196

Ahafo	869	265	76	40	465	1,146	116
Akyem	—	—	—	9	(10)	552	248
Other Africa	—	—	—	6	7	—	—

Africa	869	265	76	55	462	1,698	364

Corporate and Other	—	—	35	349	(3,103)	3,607	136

Consolidated	$10,441	$3,973	$1,036	$723	$1,810	$26,041	$2,964

(1)	Includes write-downs of property plant and mine development of $2,080 for the Hope Bay project.
(2)	Accrual basis includes an increase in accrued capital expenditures of $177; consolidated capital expenditures on a cash basis were $2,787.

Revenues from sales were as follows:

	Years Ended December 31,
	2013	2012	2011
United Kingdom	$6,373	$7,943	$7,510
Germany	324	266	304
Japan	376	435	549
Korea	360	331	712
Indonesia	130	67	531
Mexico	258	357	331
Philippines	242	225	287
Other	351	340	217

	$8,414	$9,964	$10,441

As gold can be sold through numerous gold market traders worldwide, the Company is not economically dependent on a limited number of customers for the sale of its product. In 2013, 2012 and 2011, sales to Bank of Nova Scotia were $1,787 (23%), $802 (9%) and $1,143 (13%), respectively, of total gold sales. In 2013, 2012 and 2011 sales to Royal Bank of Scotland were $0, $1,449 (16%) and $2,048 (23%) of total gold sales, respectively. Additionally, in 2013 and 2012, the Company had sales to Barclays that totaled $1,338 (17%) and $1,022 (11%) of total gold sales.

The Company sells copper predominantly in the form of copper concentrates which are sold directly to smelters located in Asia and to a lesser extent Germany. The copper concentrates are sold under long-term supply contracts based on the demand for these concentrates in the global market place.

Long-lived assets, excluding deferred tax assets, investments and restricted cash, were as follows:

	At December 31,
	2013	2012
United States	$5,481	$7,252
Australia	2,895	5,510
Peru	3,597	3,592
Indonesia	2,782	2,719
Ghana	2,440	2,189
Other	511	426

	$17,706	$21,688